GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of changes in the carrying amount of goodwill by segment
	Better Schools			Better Jobs
		K-12		Career
	Tutoring	Schools	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2013	236,141	135,530	371,671	63,479	435,150
Goodwill balance deconsolidated (Note 26)	(87,308)	-	(87,308)	(5,838)	(93,146)
Foreign currency translation adjustments	(4,956)	(2,947)	(7,903)	(963)	(8,866)
Balance as of December 31, 2013	143,877	132,583	276,460	56,678	333,138
Goodwill impairment	(99,846)	(108,112)	(207,958)	(21,956)	(229,914)
Disposal of Zhongcheng (Note 25)	-	-	-	(1,718)	(1,718)
Goodwill balance deconsolidated (Note 26)	(17,775)	-	(17,775)	-	(17,775)
Foreign currency translation adjustments	353	344	697	113	810
Balance as of December 31, 2014	26,609	24,815	51,424	33,117	84,541